ADVANTAGE X

Variable Adjustable Life Insurance Policy

issued through

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 29, 2020

to the

Prospectus dated May 1, 2018

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2018. Please read this supplement carefully and keep it with your prospectus for future reference.

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A name change applies to the following portfolio:

PRIOR PORTFOLIO NAME	NEW PORTFOLIO NAME
MFS International Value Portfolio	MFS International Intrinsic Value Portfolio
*****

If you have any questions regarding this supplement, you may contact us by writing to the Administrative Office at Transamerica Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411, or calling toll free at 1-888-804-8461 (Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time).